Subsequent Events (Details) - USD ($)	Mar. 26, 2026	Jan. 26, 2026	Dec. 02, 2025	Mar. 25, 2026	Mar. 17, 2026	Feb. 02, 2026	Jan. 22, 2026	Jan. 13, 2026	Dec. 31, 2025
Subsequent Event [Member] | CFI Capital LLC [Member]
Subsequent Events [Line Items]
Aggregate principal amount					$ 200,000
Subsequent Event [Member] | Firstfire Global Opportunities Fund, LLC [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 220,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate principal amount							$ 50,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Convertible notes outstanding									$ 600,000
Converted shares (in Shares)			190,319
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible notes outstanding							$ 107,000
Converted shares (in Shares)	190,319	190,319
NewGenIvf Group Limited [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ownership of subsidiary						100.00%		100.00%